UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 399 Park Avenue, 10th Floor
         New York, NY  10022

13F File Number:  028-11170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcy Engel
Title:     Chief Operating Officer
Phone:     212-756-5390

Signature, Place, and Date of Signing:

 /s/ Marcy Engel     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $6,961,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    92723  3250000 SH       SOLE                  3250000        0
APPLE INC                      COM              037833100   243000   600000 SH       SOLE                   600000        0
AUTODESK INC                   COM              052769106    37913  1250000 SH       SOLE                  1250000        0
BANK OF AMERICA CORPORATION    COM              060505104   111278 20014000 SH       SOLE                 20014000        0
BP PLC                         SPONSORED ADR    055622104   215025  5031000 SH       SOLE                  5031000        0
CITIGROUP INC                  *W EXP 01/04/201 172967226    19695 67912210 SH       SOLE                 67912210        0
CITIGROUP INC                  *W EXP 10/28/201 172967234     1756 34507284 SH       SOLE                 34507284        0
CITIGROUP INC                  COM NEW          172967424   144758  5502000 SH       SOLE                  5502000        0
COMCAST CORP NEW               CL A             20030N101    31942  1347200 SH       SOLE                  1347200        0
COMCAST CORP NEW               CL A SPL         20030N200   188607  8005396 SH       SOLE                  8005396        0
DOLLAR TREE INC                COM              256746108   135054  1625000 SH       SOLE                  1625000        0
DORAL FINL CORP                COM NEW          25811P886     8073  8444354 SH       SOLE                  8444354        0
EBAY INC                       COM              278642103   303300 10000000 SH       SOLE                 10000000        0
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105     7612  1730000 SH       SOLE                  1730000        0
EL PASO CORP                   COM              28336L109   186787  7030000 SH       SOLE                  7030000        0
EL PASO CORP                   COM              28336L109    47826  1800000 SH  CALL SOLE                  1800000        0
GOODRICH CORP                  COM              382388106   267947  2166100 SH       SOLE                  2166100        0
HUNTINGTON INGALLS INDS INC    COM              446413106    55025  1759100 SH       SOLE                  1759100        0
ISHARES TR                     MSCI EMERG MKT   464287234   113820  3000000 SH  PUT  SOLE                  3000000        0
ISHARES TR                     MSCI EMERG MKT   464287234    25040   660000 SH       SOLE                   660000        0
JPMORGAN CHASE & CO            COM              46625H100    77805  2340000 SH  CALL SOLE                  2340000        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    20572   400000 SH       SOLE                   400000        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   213762  3824000 SH       SOLE                  3824000        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    80433  3137000 SH       SOLE                  3137000        0
MORGAN STANLEY                 COM NEW          617446448   200473 13250000 SH       SOLE                 13250000        0
MSCI INC                       CL A             55354G100   230510  7000000 SH       SOLE                  7000000        0
NEUSTAR INC                    CL A             64126X201   119595  3500000 SH       SOLE                  3500000        0
NEWS CORP                      CL A             65248E104   462056 25900000 SH       SOLE                 25900000        0
NEWS CORP                      CL A             65248E104   178400 10000000 SH  CALL SOLE                 10000000        0
NIELSEN HOLDINGS N V           COM              N63218106   356280 12000000 SH       SOLE                 12000000        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106    29481  3170000 SH       SOLE                  3170000        0
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    41049  3818540 SH       SOLE                  3818540        0
PFIZER INC                     COM              717081103    43374  2004346 SH       SOLE                  2004346        0
SPDR GOLD TRUST                GOLD SHS         78463V107  1444133  9501500 SH  CALL SOLE                  9501500        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   122021   972276 SH       SOLE                   972276        0
SUCCESSFACTORS INC             COM              864596101   125591  3150000 SH       SOLE                  3150000        0
VALE S A                       ADR              91912E105    42900  2000000 SH  CALL SOLE                  2000000        0
VIACOM INC NEW                 CL B             92553P201   499510 11000000 SH       SOLE                 11000000        0
WILLIAMS COS INC DEL           COM              969457100    81367  2464175 SH       SOLE                  2464175        0
YAHOO INC                      COM              984332106    16130  1000000 SH  CALL SOLE                  1000000        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100   339027  9775857 SH       SOLE                  9775857        0